Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
Note 11 - Employee Benefit Plans

The Corporation sponsors an employee profit sharing plan available to all employees with at least one year of service.  The Corporation contributes to the plan, as determined by the Board of Directors, in an amount not to exceed 15% of compensation of eligible participants.  For the years ended December 31, 2011 and 2010, the amount was 5% of compensation of eligible participants.  The Corporation also has a supplemental retirement plan for certain retired employees.  The expense for the employee benefit plans was $260,000 for the years ended December 31, 2011 and 2010.